Shareholder Fees {- Fidelity Sustainability U.S. Equity ETF}	Jun. 09, 2021 USD ($)
NF_07.31 Fidelity ESG ETFs_Combo PRO-01 | Fidelity Sustainability U.S. Equity ETF
Shareholder Fees:
(fees paid directly from your investment)	none